STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

SUPPLEMENT DATED MAY 9, 2018 (AS REVISED JULY 3, 2018) TO

SAI DATED JULY 31, 2017, AS SUPPLEMENTED

1.	Effective May 9, 2018, Timothy P. Blair, is no longer the manager primarily responsible for the day-to-day management of the Short-Intermediate Tax-Exempt Fund. All references to Mr. Blair in the SAI are hereby deleted.

2.	The information for the Short-Intermediate Tax-Exempt Fund in the table under the section entitled “PORTFOLIO MANAGERS” on page 107 of the SAI is replaced with the following:

Portfolio Manager(s)
Short-Intermediate Tax-Exempt Fund	Scott Colby

3.	The following information for Scott Colby is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 107:

The table below discloses accounts within each type of category listed below for which Scott Colby* was jointly and primarily responsible for day-to-day portfolio management as of June 30, 2018.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds:	1	$858	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	1,108	4,355	0	0

* Mr. Colby became a Portfolio Manager of the Short-Intermediate Tax-Exempt Fund effective May 9, 2018.

4.	The following information, as of June 30, 2018, is added to the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 116 of the SAI:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Scott Colby*	Short-Intermediate Tax-Exempt Fund	None

* Mr. Colby became a Portfolio Manager of the Short-Intermediate Tax-Exempt Fund effective May 9, 2018.

Please retain this Supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NFSAIFIX (07/18)